UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10371

LORD ABBETT BLEND TRUST

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices)  (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 7/31

Date of reporting period: 7/31/2008

Item 1:           Report(s) to Shareholders.

2008

LORD ABBETT ANNUAL REPORT

Lord Abbett Small Cap Blend Fund

For the fiscal year ended July 31, 2008

Lord Abbett Small Cap Blend Fund

Annual Report

For the fiscal year ended July 31, 2008

Dear Shareholders: We are pleased to provide you with this overview of the Lord Abbett Small Cap Blend Fund's performance for the fiscal year ended July 31, 2008. On this and the following pages, we discuss the major factors that influenced performance. For detailed and more timely information about the Fund, please visit our Website at www.lordabbett.com, where you also can access the quarterly commentaries of the Fund's portfolio managers.

General information about Lord Abbett mutual funds, as well as in-depth discussion of market trends and investment strategies, is also provided in Lord Abbett Insights, a newsletter accompanying your quarterly account statements. We also encourage you to call Lord Abbett at 888-522-2388 and speak to one of our professionals if you would like more information.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow
Chairman

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Q: What were the overall market conditions during the fiscal year ended July 31, 2008?

A: The 12-month period was marked by considerable volatility and, in the last half of the fiscal year, by an overall downward trend in the equity markets, as measured by the S&P 500® Index,1 which fell 11.09% in the 12-month period ended July 31, 2008.

Overall, growth stocks (as represented by the Russell 3000® Growth Index2) fared better than value stocks (as represented by the Russell 3000 Value Index3). Small cap stocks (as measured by the Russell 2000® Index4) lost 6.71%, but performed better than either mid caps (as represented by the Russell Midcap® Index5) or large caps (as represented by the

Russell 1000® Index6), which fell 10.10% and 10.62%, respectively.

The period was marked by a depressed housing market, a weak dollar, skyrocketing oil prices, rising commodity prices, a weak labor market, inflation fears, and constraints on credit. Between September 18, 2007, and April 30, 2008, the Federal Reserve Board cut the fed funds rate seven times, lowering rates from 4.75% to 2.00% – a level last seen in November 2004.

Q: How did the Fund perform during the fiscal year ended July 31, 2008?

A: The Fund returned -3.51%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the Russell 2000 Index, which had a total return of -6.71% over the same period.

Q: What were the most significant factors affecting performance?

A: The greatest contributors to the Fund's performance relative to the benchmark for the one-year period were the technology, producer durables, and the financial services sectors.

Among individual holdings that contributed to performance were producer durables holding Bucyrus International, Inc. (the Fund's number-one contributor), a manufacturer of large excavation machinery used for mining; other energy holding Comstock Resources, Inc., an independent oil and natural gas explorer and producer with reserves in the Gulf of Mexico, Texas, and Louisiana (the other energy sector includes oil service companies, as well as smaller exploration and production companies, and independent refiners); and healthcare holding Amedisys, Inc., a multi-regional provider of alternate-site healthcare services.

The most significant detractors from the Fund's performance relative to the benchmark for the one-year period were the consumer discretionary sector, the other sector (which includes diversified corporations), and the consumer staples sector.

Among individual holdings that detracted from performance were consumer discretionary holding Select Comfort Corp. (the Fund's number-one detractor), a retailer of air mattresses; healthcare holding LCA-Vision Inc., an operator of stand-alone laser vision correction centers; and financial services holding LandAmerica Financial Group, Inc., which provides title insurance and real estate-related products and services for commercial and residential transactions.

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

A prospectus contains important information about a fund, including its investment objectives, risks, charges, and ongoing expenses, which an investor should carefully consider before investing. To obtain a prospectus on any Lord Abbett mutual fund, please contact your investment professional or Lord Abbett Distributor LLC at 888-522-2388 or visit our Website www.lordabbett.com. Read the prospectus carefully before investing.

1  The S&P 500® Index is widely regarded as the standard for measuring large cap U.S. stock market performance and includes a representative sample of leading companies in leading industries.

2  The Russell 3000® Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000® Growth or the Russell 2000® Growth indexes.

3  The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

4  The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index.

5  The Russell Midcap® Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 31% of the total market capitalization of the Russell 1000 Index.

6  The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 90% of the total market capitalization of the Russell 3000 Index.

Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

Performance data quoted reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month end by calling Lord Abbett at 888-522-2388 or referring to our Website at www.lordabbett.com.

Except where noted, comparative fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Fund offers several classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Fund's prospectus.

The views of the Fund's management and the portfolio holdings described in this report are as of July 31, 2008; these views and portfolio holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or the Fund. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund's prospectus.

Mutual funds are not insured by the Federal Deposit Insurance Corporation, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks, including possible loss of principal amount invested.

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Russell 2000® Index (the "Index") assuming reinvestment of all distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results.

Average Annual Total Return at Maximum Applicable Sales Charge for the Periods Ended July 31, 2008

	1 Year	5 Years	Life of Class
Class A3	-9.06%	11.84%	10.55%
Class B4	-7.48%	12.33%	10.78%
Class C5	-4.16%	12.44%	10.77%
Class F6	—	—	-5.60%*
	1 Year	5 Years	Life of Class
Class I7	-3.16%	13.58%	11.82%
Class P8	-3.62%	13.09%	11.45%
Class R2[9]	—	—	5.49%*
Class R3[10]	—	—	5.43%*

1  Reflects the deduction of the maximum initial sales charge of 5.75%.

2  Performance of the unmanaged index does not reflect transaction costs, management fees or sales charges. The performance of the index is not necessarily representative of the Fund's performance.

3  Performance is calculated from June 26, 2001, SEC effective date. Class A shares were first offered to the public on July 2, 2001. Total return, which is the percent change in net asset value, after deduction of the maximum initial sales charge of 5.75% applicable to Class A Shares, with all distributions reinvested for the periods shown ended July 31, 2008, is calculated using the SEC-required uniform method to compute such return.

4  Performance is calculated from June 26, 2001, SEC effective date. Class B shares were first offered to the public on July 2, 2001. Performance reflects the deduction of a CDSC of 4% for 1 year, 1% for 5 years and 0% for life of the class.

5  Performance is calculated from June 26, 2001, SEC effective date. Class C shares were first offered to the public on July 2, 2001. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

6  Class F shares commenced operations and performance for the class began on September 28, 2007. Performance is at net asset value.

7  Performance is calculated from June 26, 2001, SEC effective date. Class I shares were first offered to the public on July 2, 2001. Performance is at net asset value.

8  Performance is calculated from June 26, 2001, SEC effective date. Class P shares were first offered to the public on July 2, 2001. Performance is at net asset value.

9  Class R2 shares commenced operations on March 24, 2008. Performance for the class began March 31, 2008. Performance is at net asset value.

10  Class R3 shares commenced operations on March 24, 2008. Performance for the class began March 31, 2008. Performance is at net asset value.

*  Because Class F, R2 and R3 shares have existed for less than one year, average annual returns are not provided.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2008 through July 31, 2008).

Actual Expenses

For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period 2/1/08 – 7/31/08" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	2/1/08	7/31/08	2/1/08 – 7/31/08
Class A
Actual	$1,000.00	$1,042.30	$6.96
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.06	$6.87
Class B
Actual	$1,000.00	$1,038.80	$10.24
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.82	$10.12
Class C
Actual	$1,000.00	$1,038.90	$10.24
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.82	$10.12
Class F
Actual	$1,000.00	$1,042.90	$5.49
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.47	$5.42
Class I
Actual	$1,000.00	$1,044.00	$5.18
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.80	$5.12
Class P
Actual	$1,000.00	$1,041.60	$7.46
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.57	$7.37
Class R2
Actual	$1,000.00	$1,041.70	$4.79
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,013.13	$4.74
Class R3
Actual	$1,000.00	$1,041.00	$5.51
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,012.45	$5.43

†  For each class of the Fund, expenses are equal to the annualized expense ratio of such class (1.37% for Class A, 2.02% for Classes B and C, 1.08% for Class F, 1.02% for Class I, 1.47% for Class P, 1.32% for Class R2 and 1.52% for Class R3) multiplied by the average account value over the period, multiplied by 182/366 for Class A, B, C, F, I and P (to reflect one-half year period) and mutiplied by 130/366 for Class R2 and R3 (to reflect the period March 24, 2008, commencement of investment operations, to July 31, 2008).

Portfolio Holdings Presented by Sector

July 31, 2008

Sector*	%**
Auto & Transportation	3.28%
Consumer Discretionary	7.48%
Consumer Staples	0.90%
Financial Services	10.26%
Healthcare	20.63%
Materials & Processing	12.43%

Sector*	%**
Other	1.03%
Other Energy	10.62%
Producer Durables	14.08%
Technology	14.87%
Short-Term Investment	4.42%
Total	100.00%

*  A sector may comprise several industries.

**  Represents percent of total investments.

Schedule of Investments

July 31, 2008

Investments	Shares	Value (000)
COMMON STOCKS 94.77%
Aerospace 4.20%
Curtiss-Wright Corp.	596,878	$31,420
HEICO Corp.	499,383	17,389
HEICO Corp. Class A	135,296	3,834
Ladish Co., Inc.*	295,360	5,848
Moog, Inc. Class A*	236,347	10,506
Total		68,997
Banks 1.59%
PrivateBancorp, Inc.	806,406	23,829
Smithtown Bancorp, Inc.	121,534	2,302
Total		26,131
Biotechnology Research & Production 1.69%
Cubist Pharmaceuticals, Inc.*	463,900	10,512
Martek Biosciences Corp.*	459,033	17,264
Total		27,776
Building: Materials 2.22%
Watsco, Inc.	730,700	36,440
Building: Roofing & Wallboard 1.60%
Beacon Roofing Supply, Inc.*	1,956,250	26,175
Chemicals 2.95%
Albemarle Corp.	502,430	19,560
Cytec Industries Inc.	219,100	11,845
Hercules, Inc.	208,600	4,182
Intrepid Potash, Inc.*	233,371	12,905
Total		48,492
Coal 0.50%
Foundation Coal Holdings, Inc.	139,100	8,263
Communications & Media 0.11%
Entravision Communications Corp.*	581,442	1,837

Investments	Shares	Value (000)
Communications Technology 0.59%
Foundry Network, Inc.*	554,466	$9,670
Computer Services, Software & Systems 6.52%
American Reprographics Co.*	1,187,100	19,005
DealerTrack Holdings, Inc.*	784,900	12,229
Solera Holdings, Inc.*	565,600	16,397
SRA International, Inc.*	573,342	12,585
Sykes Enterprises, Inc.*	1,101,432	19,451
Websense, Inc.*	1,314,967	27,443
Total		107,110
Computer Technology 0.54%
Stratasys, Inc.*	565,199	8,789
Consumer Electronics 1.09%
Universal Electronics, Inc.*(a)	790,590	17,962
Consumer Products 0.26%
Citi Trends, Inc.*	187,300	4,332
Diversified Manufacturing 2.41%
CLARCOR, Inc.	601,098	23,154
Hexcel Corp.*	865,183	16,421
Total		39,575
Electrical & Electronics 1.62%
Power Intergrations, Inc.*	973,515	26,596
Electrical Equipment & Components 1.29%
Littelfuse, Inc.*	664,716	21,244
Electronics: Instruments, Gauges & Meters 2.08%
FARO Technologies, Inc.*	682,049	16,165
Measurement Specialties, Inc.*(a)	1,045,345	18,043
Total		34,208

See Notes to Financial Statements.

Schedule of Investments (continued)

July 31, 2008

Investments	Shares	Value (000)
Electronics: Semi-Conductors/ Components 1.17%
FormFactor, Inc.*	438,700	$7,633
Verigy Ltd. (Singapore)*(b)	517,336	11,500
Total		19,133
Electronics: Technology 4.32%
PerkinElmer, Inc.	1,334,200	38,825
ScanSource, Inc.*	1,044,148	32,045
Total		70,870
Financial Data Processing Services & Systems 1.69%
Global Payments Inc.	627,800	27,805
Foods 0.89%
J & J Snack Foods Corp.	462,935	14,661
Health & Personal Care 2.67%
Amedisys, Inc.*	683,842	43,848
Healthcare Facilities 3.75%
ICON plc ADR*	207,193	16,646
Psychiatric Solutions, Inc.*	1,283,027	44,932
Total		61,578
Healthcare Management Services 2.96%
HealthExtras, Inc.*	1,001,149	30,044
Phase Forward, Inc.*	517,624	9,524
Vital Images, Inc.*	591,312	8,988
Total		48,556
Identification Control & Filter Devices 0.72%
IDEX Corp.	313,100	11,845
Insurance: Multi-Line 1.40%
Hilb, Rogal & Hobbs Co.	530,424	22,994
Insurance: Property-Casualty 2.59%
HCC Insurance Holdings, Inc.	1,360,650	30,819
Tower Group, Inc.	511,673	11,656
Total		42,475

Investments	Shares	Value (000)
Machinery: Industrial/Specialty 2.25%
Actuant Corp. Class A	851,752	$25,944
Gardner Denver, Inc.*	239,200	10,908
Total		36,852
Machinery: Oil Well Equipment & Services 1.94%
CARBO Ceramics Inc.	265,988	14,555
NATCO Group Inc. Class A*	364,146	17,352
Total		31,907
Machinery: Specialty 3.42%
Bucyrus International, Inc.	272,191	19,056
Flow International Corp.*	1,008,749	6,718
Graco, Inc.	836,300	30,299
Total		56,073
Medical & Dental Instruments & Supplies 7.30%
Cooper Cos., Inc. (The)	946,900	31,911
Immucor, Inc.*	883,604	26,623
Mentor Corp.	518,100	12,854
Symmetry Medical Inc.*	1,559,100	26,053
Techne Corp.*	282,450	22,460
Total		119,901
Medical Services 2.09%
VCA Antech, Inc.*	1,177,200	34,304
Metal Fabricating 2.09%
Commercial Metals Co.	237,700	7,095
Haynes International, Inc.*	326,983	15,512
Reliance Steel & Aluminum Co.	185,900	11,741
Total		34,348
Metals & Minerals Miscellaneous 1.05%
Cleveland-Cliffs, Inc.	159,400	17,281

See Notes to Financial Statements.

Schedule of Investments (concluded)

July 31, 2008

Investments	Shares	Value (000)
Multi-Sector Companies 1.02%
Foster Wheeler Ltd.*	295,308	$16,765
Oil: Crude Producers 8.09%
Arena Resources, Inc.*	493,500	20,189
Berry Petroleum Co. Class A	213,291	9,180
Comstock Resources, Inc.*	646,646	39,452
EXCO Resources, Inc.*	1,750,700	45,606
Parallel Petroleum Corp*	1,119,370	18,335
Total		132,762
Real Estate Investment Trusts 0.97%
First Potomac Realty Trust	998,500	15,856
Retail 1.14%
PetMed Express, Inc*	546,634	7,926
Rush Enterprises, Inc. Class A*	958,256	10,819
Total		18,745
Securities Brokerage & Services 1.93%
OptionsXpress Holdings, Inc.	1,279,402	31,742
Services: Commercial 4.81%
Advisory Board Co. (The)*	662,998	25,426
AMN Healthcare Services, Inc.*	1,309,212	24,744
KForce, Inc.*	1,031,790	10,194
MPS Group, Inc.*	261,900	3,017
TeleTech Holdings, Inc.*	1,141,400	15,523
Total		78,904
Transportation: Miscellaneous 0.47%
Celadon Group, Inc.*	312,693	4,137
Vitran Corp. Inc. (Canada)*(b)	215,157	3,561
Total		7,698

Investments	Shares	Value (000)
Truckers 2.78%
Heartland Express, Inc.	923,200	$15,731
J.B. Hunt Transport Services, Inc.	267,533	9,893
Knight Transportation, Inc.	1,059,348	20,043
Total		45,667
Total Common Stocks (cost $1,491,611,608)		1,556,167
	Principal Amount (000)
SHORT-TERM INVESTMENT 4.39%
Repurchase Agreement
Repurchase Agreement dated 7/31/2008, 1.65% due 8/1/2008 with State Street Bank & Trust Co. collateralized by $73,330,000 of Federal Home Loan Bank at 2.20% due 4/09/2009; value: $73,513,325; proceeds: $72,073,261 (cost $72,069,958)	$72,070	72,070
Total Investments in Securities 99.16% (cost $1,563,681,566)		1,628,237
Cash and Other Assets in Excess of Liabilities 0.84%		13,759
Net Assets 100.00%		$1,641,996

ADR American Depositary Receipt.

  *  Non income-producing security.

  (a)  Affiliated issuer (holding represents 5% or more of the underlying issuer's outstanding voting shares) (See Note 9).

  (b)  Foreign security traded in U.S. dollars.
Industry classifications have not been audited by
Deloitte & Touche LLP.

See Notes to Financial Statements.

Statement of Assets and Liabilities

July 31, 2008

ASSETS:
Investments in unaffiliated issuers, at value (cost $1,522,296,062)	$1,592,232,544
Investments in affiliated issuers, at value (cost $41,385,504)	36,004,860
Cash	1,817,650
Receivables:
Investment securities sold	18,611,726
Capital shares sold	1,407,981
Interest and dividends	654,937
Prepaid expenses and other assets	152,356
Total assets	1,650,882,054
LIABILITIES:
Payables:
Investment securities purchased	4,482,606
Capital shares reacquired	1,572,274
Management fee	965,068
12b-1 distribution fees	770,162
Trustees' fee	106,856
Fund administration	63,813
To affiliate (See Note 3)	27,621
Accrued expenses and other liabilities	897,638
Total liabilities	8,886,038
NET ASSETS	$1,641,996,016
COMPOSITION OF NET ASSETS:
Paid-in capital	$1,626,083,921
Accumulated net investment loss	(106,856)
Accumulated net realized loss on investments	(48,536,887)
Net unrealized appreciation on investments	64,555,838
Net Assets	$1,641,996,016
Net assets by class:
Class A Shares	$739,333,648
Class B Shares	$71,935,960
Class C Shares	$227,183,061
Class F Shares	$5,703,166
Class I Shares	$461,503,013
Class P Shares	$136,221,131
Class R2 Shares	$10,969
Class R3 Shares	$105,068
Outstanding shares by class (unlimited number of authorized shares of beneficial interest, no par value):
Class A Shares	46,925,865
Class B Shares	4,803,218
Class C Shares	15,186,743
Class F Shares	361,260
Class I Shares	28,584,761
Class P Shares	8,638,635
Class R2 Shares	696.234
Class R3 Shares	6,674
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$15.76
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$16.72
Class B Shares-Net asset value	$14.98
Class C Shares-Net asset value	$14.96
Class F Shares-Net asset value	$15.79
Class I Shares-Net asset value	$16.15
Class P Shares-Net asset value	$15.77
Class R2 Shares-Net asset value	$15.75
Class R3 Shares-Net asset value	$15.74

See Notes to Financial Statements.

Statement of Operations

For the Year Ended July 31, 2008

Investment income:
Dividends from unaffiliated issuers	$8,411,714
Dividends from affiliated issuers	688,008
Interest	2,097,830
Total investment income	11,197,552
Expenses:
Management fee	12,147,289
12b-1 distribution plan-Class A	2,696,406
12b-1 distribution plan-Class B	799,287
12b-1 distribution plan-Class C	2,565,726
12b-1 distribution plan-Class F	587
12b-1 distribution plan-Class P	553,782
12b-1 distribution plan-Class R2	23
12b-1 distribution plan-Class R3	137
Shareholder servicing	3,163,283
Fund administration	665,559
Reports to shareholders	371,595
Subsidy (See Note 3)	155,848
Registration	153,526
Professional	77,973
Trustees' fees	48,749
Custody	38,478
Other	43,990
Gross expenses	23,482,238
Expense reductions (See Note 7)	(47,875)
Net expenses	23,434,363
Net investment loss	(12,236,811)
Net realized and unrealized gain (loss):
Net realized gain on investments in unaffiliated issuers	48,274,018
Net realized loss on investments in affiliated issuers	(26,070,332)
Net change in unrealized appreciation on investments	(71,925,982)
Net realized and unrealized loss	(49,722,296)
Net Decrease in Net Assets Resulting From Operations	$(61,959,107)

See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Year Ended July 31, 2008	For the Year Ended July 31, 2007
Operations:
Net investment loss	$(12,236,811)	$(13,674,826)
Net realized gain on investments	22,203,686	178,048,287
Net change in unrealized appreciation on investments	(71,925,982)	148,686,999
Net increase (decrease) in net assets resulting from operations	(61,959,107)	313,060,460
Distributions to shareholders from:
Net realized gain
Class A	(95,859,569)	(38,604,026)
Class B	(10,889,368)	(4,623,256)
Class C	(35,283,350)	(16,140,593)
Class F	(1,192)	–
Class I	(52,943,512)	(14,578,813)
Class P	(14,674,413)	(4,644,406)
Total distributions to shareholders	(209,651,404)	(78,591,094)
Capital share transactions (Net of share conversions) (See Note 12):
Proceeds from sales of shares	502,144,093	363,605,919
Reinvestment of distributions	186,129,071	68,433,567
Cost of shares reacquired	(466,248,806)	(487,941,006)
Net increase (decrease) in net assets resulting from capital share transactions	222,024,358	(55,901,520)
Net increase (decrease) in net assets	(49,586,153)	178,567,846
NET ASSETS:
Beginning of year	$1,691,582,169	$1,513,014,323
End of year	$1,641,996,016	$1,691,582,169
Accumulated net investment loss	$(106,856)	$(84,708)

See Notes to Financial Statements.

Financial Highlights

	Class A Shares
	Year Ended 7/31
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$18.69	$16.08	$16.71	$14.37	$11.71
Investment operations:
Net investment loss(a)	(.11)	(.13)	(.12)	(.15)	(.16)
Net realized and unrealized gain (loss)	(.55)	3.60	(.03)	3.88	3.07
Total from investment operations	(.66)	3.47	(.15)	3.73	2.91
Distributions to shareholders from:
Net realized gain	(2.27)	(.86)	(.48)	(1.39)	(.25)
Net asset value, end of year	$15.76	$18.69	$16.08	$16.71	$14.37
Total Return(b)	(3.51)%	22.05%	(.99)%	27.38%	24.96%
Ratios to Average Net Assets:
Expenses, including expense reductions	1.36%	1.36%	1.38%	1.47%	1.55%
Expenses, excluding expense reductions	1.36%	1.36%	1.38%	1.47%	1.55%
Net investment loss	(.69)%	(.74)%	(.71)%	(.96)%	(1.12)%
Supplemental Data:
Net assets, end of year (000)	$739,334	$828,469	$767,283	$465,124	$162,651
Portfolio turnover rate	53.71%	59.23%	55.39%	58.65%	84.91%

(a) Calculated using average shares outstanding during the year.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class B Shares
	Year Ended 7/31
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$17.99	$15.60	$16.34	$14.15	$11.56
Investment operations:
Net investment loss(a)	(.21)	(.24)	(.23)	(.24)	(.24)
Net realized and unrealized gain (loss)	(.53)	3.49	(.03)	3.82	3.02
Total from investment operations	(.74)	3.25	(.26)	3.58	2.78
Distribution to shareholders from:
Net realized gain	(2.27)	(.86)	(.48)	(1.39)	(.19)
Net asset value, end of year	$14.98	$17.99	$15.60	$16.34	$14.15
Total Return(b)	(4.15)%	21.29%	(1.70)%	26.71%	24.19%
Ratios to Average Net Assets:
Expenses, including expense reductions	2.01%	2.01%	2.02%	2.10%	2.18%
Expenses, excluding expense reductions	2.01%	2.01%	2.02%	2.10%	2.18%
Net investment loss	(1.34)%	(1.39)%	(1.36)%	(1.61)%	(1.75)%
Supplemental Data:
Net assets, end of year (000)	$71,936	$89,990	$89,943	$81,117	$45,384
Portfolio turnover rate	53.71%	59.23%	55.39%	58.65%	84.91%

(a) Calculated using average shares outstanding during the year.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class C Shares
	Year Ended 7/31
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$17.97	$15.59	$16.32	$14.14	$11.56
Investment from operations:
Net investment loss(a)	(.21)	(.24)	(.23)	(.24)	(.24)
Net realized and unrealized gain (loss)	(.53)	3.48	(.02)	3.81	3.02
Total from investment operations	(.74)	3.24	(.25)	3.57	2.78
Distributions to shareholders from:
Net realized gain	(2.27)	(.86)	(.48)	(1.39)	(.20)
Net asset value, end of year	$14.96	$17.97	$15.59	$16.32	$14.14
Total Return(b)	(4.16)%	21.24%	(1.64)%	26.65%	24.18%
Ratios to Average Net Assets:
Expenses, including expense reductions	2.01%	2.01%	2.02%	2.10%	2.18%
Expenses, excluding expense reductions	2.01%	2.01%	2.02%	2.10%	2.18%
Net investment loss	(1.34)%	(1.39)%	(1.36)%	(1.60)%	(1.75)%
Supplemental Data:
Net assets, end of year (000)	$227,183	$292,438	$317,028	$221,554	$64,447
Portfolio turnover rate	53.71%	59.23%	55.39%	58.65%	84.91%

(a) Calculated using average shares outstanding during the year.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class F Shares
	9/28/2007(a) to 7/31/2008
Per Share Operating Performance
Net asset value, beginning of period	$19.14
Investment operations:
Net investment loss(b)	(.02)
Net realized and unrealized loss	(1.06)
Total from investment operations	(1.08)
Distributions to shareholders from:
Net realized gain	(2.27)
Net asset value, end of period	$15.79
Total Return(c)	(5.60	)%(d)
Ratios to Average Net Assets:
Expenses, including expense reductions	.90	%(d)
Expenses, excluding expense reductions	.90	%(d)
Net investment loss	(.14	)%(d)
Supplemental Data:
Net assets, end of period (000)	$5,703
Portfolio turnover rate	53.71%

(a) Commencement of investment operations was September 28, 2007, SEC effective date was September 14, 2007 and date shares first became available to the public was October 1, 2007.

(b) Calculated using average shares outstanding during period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class I Shares
	Year Ended 7/31
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$19.03	$16.31	$16.88	$14.45	$11.75
Investment from operations:
Net investment loss(a)	(.06)	(.07)	(.06)	(.09)	(.10)
Net realized and unrealized gain (loss)	(.55)	3.65	(.03)	3.91	3.07
Total from investment operations	(.61)	3.58	(.09)	3.82	2.97
Distributions to shareholders from:
Net realized gain	(2.27)	(.86)	(.48)	(1.39)	(.27)
Net asset value, end of year	$16.15	$19.03	$16.31	$16.88	$14.45
Total Return(b)	(3.16)%	22.43%	(.61)%	27.88%	24.45%
Ratios to Average Net Assets:
Expenses, including expense reductions	1.01%	1.01%	1.03%	1.17%	1.18%†
Expenses, excluding expense reductions	1.01%	1.01%	1.03%	1.17%	1.18%†
Net investment loss	(.34)%	(.39)%	(.36)%	(.57)%	(.75 )%†
Supplemental Data:
Net assets, end of year (000)	$461,503	$369,670	$258,461	$95,788	$5,295
Portfolio turnover rate	53.71%	59.23%	55.39%	58.65%	84.91%

† The ratios have been determined on a Fund basis.

(a) Calculated using average shares outstanding during the year.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class P Shares
	Year Ended 7/31
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$18.72	$16.12	$16.77	$14.42	$11.73
Investment operations:
Net investment loss(a)	(.13)	(.15)	(.14)	(.17)	(.37)
Net realized and unrealized gain (loss)	(.55)	3.61	(.03)	3.91	3.28
Total from investment operations	(.68)	3.46	(.17)	3.74	2.91
Distributions to shareholders from:
Net realized gain	(2.27)	(.86)	(.48)	(1.39)	(.22)
Net asset value, end of year	$15.77	$18.72	$16.12	$16.77	$14.42
Total Return(b)	(3.62)%	21.93%	(1.11)%	27.35%	24.97%
Ratios to Average Net Assets:
Expenses, including expense reductions	1.46%	1.46%	1.48%	1.69%	1.63%†
Expenses, excluding expense reductions	1.46%	1.46%	1.48%	1.70%	1.63%†
Net investment loss	(.79)%	(.84)%	(.80)%	(1.06)%	(1.20)%†
Supplemental Data:
Net assets, end of year (000)	$136,221	$111,015	$80,298	$13,954	$218
Portfolio turnover rate	53.71%	59.23%	55.39%	58.65%	84.91%

† The ratios have been determined on a Fund basis.

(a) Calculated using average shares outstanding during the year.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class R2 Shares
	3/24/2008(a) to 7/31/2008
Per Share Operating Performance
Net asset value, beginning of period	$14.99
Investment operations:
Net investment loss(b)	(.03)
Net realized and unrealized gain	.79	(e)
Total from investment operations	.76
Net asset value, end of period	$15.75
Total Return(c)	5.07	%(d)
Ratios to Average Net Assets:
Expenses, including expense reductions	.46	%(d)
Expenses, excluding expense reductions	.46	%(d)
Net investment loss	(.22	)%(d)
Supplemental Data:
Net assets, end of period (000)	$11
Portfolio turnover rate	53.71%

(a) Commencement of investment operations was 3/24/2008, SEC effective date was 9/14/2007, and date shares first became available to the public was 4/1/2008.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.

See Notes to Financial Statements.

Financial Highlights (concluded)

	Class R3 Shares
	3/24/2008(a) to 7/31/2008
Per Share Operating Performance
Net asset value, beginning of period	$14.99
Investment operations:
Net investment loss(b)	(.05)
Net realized and unrealized gain	.80	(e)
Total from investment operations	.75
Net asset value, end of period	$15.74
Total Return(c)	5.00	%(d)
Ratios to Average Net Assets:
Expenses, including expense reductions	.53	%(d)
Expenses, excluding expense reductions	.53	%(d)
Net investment loss	(.29	)%(d)
Supplemental Data:
Net assets, end of period (000)	$105
Portfolio turnover rate	53.71%

(a) Commencement of investment operations was 3/24/2008, SEC effective date was 9/14/2007, and date shares first became available to the public was 4/1/2008.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.

See Notes to Financial Statements.

Notes to Financial Statements

1. ORGANIZATION

Lord Abbett Blend Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified open-end management investment company organized as a Delaware statutory trust on May 1, 2001. The Trust has one series, Lord Abbett Small-Cap Blend Fund (the "Fund"). The Securities and Exchange Commission declared the registration of the Fund effective on June 26, 2001 and became available to the public on July 2, 2001. As of the close of business on January 31, 2006, Class A, B, C, I, and P shares of the Fund were not available for purchase by new investors other than through certain retirement and benefit plans, and financial intermediaries that provide recordkeeping or advisory services and have entered into special arrangements with the Fund or the Distributor. In addition, Directors/Trustees of the Lord Abbett Funds, partners and employees of Lord Abbett, and the family members of such persons may purchase shares of the Fund. Investors should note, however, that the Fund reserves the right to refuse any order that might disrupt the efficient management of the Fund.

The Fund's investment objective is to seek long-term growth of capital by investing primarily in stocks of small companies. The Fund offers eight classes of shares: Classes A, B, C, F, I, P, R2, and R3, each with different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of the Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge ("CDSC") as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or the next business day thereafter) following the eighth anniversary of the original purchase of Class B shares. Effective September 28, 2007, Class Y shares were renamed Class I shares. As of October 1, 2007, the Fund's Class P shares were closed to substantially all new retirement and benefit plans and fee-based programs, with certain exceptions as set forth in the Fund's Prospectus. Class F shares commenced investment operations on September 28, 2007, and first became available to the public on October 1, 2007. Class R2 and R3 shares commenced investment operations on March 24, 2008, and shares first became available to the public on April 1, 2008.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)  Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service

Notes to Financial Statements (continued)

in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)  Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)  Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)  Federal Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no federal income tax provision is required.

(e)  Expenses–Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2, and R3 shares bear their class specific share of all expenses and fees relating to the Fund's 12b-1 Distribution Plan.

(f)  Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

3. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio.

Notes to Financial Statements (continued)

The management fee is based on average daily net assets at the following annual rates:

First $1 billion	.75%
Over $1 billion	.70%

For the year ended July 31, 2008, the effective management fee paid to Lord Abbett was at an annualized rate of .73% of the Fund's average daily net assets.

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets.

The Fund, along with certain other funds managed by Lord Abbett (the "Underlying Funds"), has entered into a Servicing Arrangement with Lord Abbett Alpha Strategy Fund of Lord Abbett Securities Trust (the "Alpha Strategy Fund"), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of the Alpha Strategy Fund in proportion to the average daily value of Underlying Fund shares owned by the Alpha Strategy Fund. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on the Fund's Statement of Operations and Payable to affiliates on the Fund's Statement of Assets and Liabilities.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

Fee*	Class A	Class B	Class C	Class F	Class P	Class R2	Class R3
Service	.25%	.25%	.25%	–	.20%	.25%	.25%
Distribution	.10%	.75%	.75%	.10%	.25%	.35%	.25%

* The Fund may designate a portion of the aggregated fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. ("FINRA") sales charge limitations.

Class I does not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the year ended July 31, 2008:

Distributor Commissions	Dealers' Concessions
$87,049	$477,528

Distributor received CDSCs of $2,597 and $3,818 for Class A and Class C shares, respectively, for the year ended July 31, 2008.

Two Trustees and certain of the Trust's officers have an interest in Lord Abbett.

4. DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount,

Notes to Financial Statements (continued)

if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the fiscal years ended July 31, 2008 and 2007 were as follows:

	Year Ended 7/31/2008	Year Ended 7/31/2007
Distributions paid from:
Ordinary income	$58,181,037	$25,645,657
Net long-term capital gains	151,470,367	52,945,437
Total distributions paid	$209,651,404	$78,591,094

As of July 31, 2008, the components of accumulated earnings (losses) on a tax-basis were as follows:

Temporary differences	$(47,400,261)
Unrealized gains - net	63,312,356
Total accumulated gains - net	$15,912,095

Certain losses incurred after October 31 ("Post-October Losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of $47,293,405 during fiscal 2008.

As of July 31, 2008, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$1,564,925,048
Gross unrealized gain	206,436,352
Gross unrealized loss	(143,123,996)
Net unrealized security gain	$63,312,356

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities and wash sales.

Permanent items identified during the fiscal year ended July 31, 2008, have been reclassified among the components of net assets based on their tax basis treatment as follows:

Accumulated Net Investment Loss	Accumulated Net Realized Loss	Paid-in Capital
$12,214,663	$(5,415,035)	$(6,799,628)

The permanent differences are attributable to the tax treatment of certain distributions, net investment losses, and certain securities.

Notes to Financial Statements (continued)

5. PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the year ended July 31, 2008 are as follows:

Purchases	Sales
$860,842,088	$870,638,553

There were no purchases or sales of U.S. Government securities for the year ended July 31, 2008.

6. TRUSTEES' REMUNERATION

The Trust's officers and the two Trustees who are associated with Lord Abbett do not receive any compensation from the Trust for serving in such capacities. Outside Trustees' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Trustees under which outside Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Trustees' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Trustees' fees on the Statement of Operations and in Trustees' fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7. EXPENSE REDUCTIONS

The Fund has entered into arrangements with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

8. LINE OF CREDIT

The Fund, along with certain other funds managed by Lord Abbett, has available a $250,000,000 unsecured revolving credit facility ("Facility") from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. The fee for this Facility is at an annual rate of .08% of the available amount. As of July 31, 2008, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the year ended July 31, 2008.

9. TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which the Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year. The Fund had the following transactions with affiliated issuers during the year ended July 31, 2008:

Affiliated Issuer	Balance of Shares Held at 7/31/2007	Gross Additions	Gross Sales	Balance of Shares Held at 7/31/2008	Value at 7/31/2008	Net Realized Gain (Loss) 8/1/2007 to 7/31/2008(b)	Dividend Income 8/1/2007 to 7/31/2008(b)
LCA-Vision, Inc.(a)	955,757	494,399	(1,450,156)	-	$-	$(22,919,661)	$688,008
Measurement Specialties, Inc.	1,231,145	900	(186,700)	1,045,345	18,042,655	516,963	-

Notes to Financial Statements (continued)

Affiliated Issuer	Balance of Shares Held at 7/31/2007	Gross Additions	Gross Sales	Balance of Shares Held at 7/31/2008	Value at 7/31/2008	Net Realized Gain (Loss) 8/1/2007 to 7/31/2008(b)	Dividend Income 8/1/2007 to 7/31/2008(b)
RadiSys Corp.(a)	1,162,225	-	(1,162,225)	-	$-	$71,220	$-
Select Comfort Corp.(a)	2,604,908	21,700	(2,626,608)	-	-	(4,948,926)	-
Universal Electronics, Inc.	587,346	289,307	(86,063)	790,590	17,962,205	1,210,072	-
Total					$36,004,860	$(26,070,332)	$688,008

(a) No longer an affiliated issuer as of July 31, 2008.

(b) Represents realized gains (losses) and dividend income earned only when the issuer was an affiliate of the Fund.

10. CUSTODIAN AND ACCOUNTING AGENT

State Street Bank & Trust Company ("SSB") is the Fund's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund's NAV.

11. INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with growth and value stocks. The value of an investment in the Fund will fluctuate in response to movements in the equity securities markets in general and to the changing prospects of individual companies in which the Fund invests. Different types of stocks tend to shift in and out of favor depending on market and economic conditions. Growth stocks may be more volatile than other stocks. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, if the Fund's assessment of market conditions or companies is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market. The Fund invests primarily in small company stocks, which tend to be more volatile and can be less liquid than large company stocks. Small companies may also have more limited product lines, markets or financial resources, and typically experience a higher risk of failure than large companies.

These factors can affect the Fund's performance.

12. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest are as follows:

	Year Ended July 31, 2008		Year Ended July 31, 2007
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	15,310,631	$245,531,201	9,701,505	$171,313,864
Converted from Class B*	85,051	1,406,431	99,159	1,757,392
Reinvestment of distributions	5,444,239	85,745,099	2,015,847	34,571,542
Shares reacquired	(18,237,492)	(299,728,553)	(15,207,442)	(266,075,856)
Increase (decrease)	2,602,429	$32,954,178	(3,390,931)	$(58,433,058)

* Automatic conversion of Class B shares occurs approximately eight years after the initial purchase date.

Notes to Financial Statements (continued)

	Year Ended July 31, 2008		Year Ended July 31, 2007
Class B Shares	Shares	Amount	Shares	Amount
Shares sold	382,221	$5,964,716	394,984	$6,743,472
Reinvestment of distributions	633,650	9,530,195	238,076	3,948,227
Shares reacquired	(1,125,787)	(17,481,446)	(1,292,534)	(21,959,682)
Converted to Class A*	(89,059)	(1,406,431)	(102,688)	(1,757,392)
Decrease	(198,975)	$(3,392,966)	(762,162)	$(13,025,375)
Class C Shares
Shares sold	1,458,167	$22,526,465	1,352,384	$22,944,241
Reinvestment of distributions	1,709,831	25,681,800	691,273	11,454,761
Shares reacquired	(4,253,094)	(66,024,965)	(6,108,678)	(103,226,230)
Decrease	(1,085,096)	$(17,816,700)	(4,065,021)	$(68,827,228)
	Period Ended July 31, 2008†
Class F Shares	Shares	Amount
Shares sold	365,355	$6,057,940
Reinvestment of distributions	76	1,187
Shares reacquired	(4,171)	(66,879)
Increase	361,260	$5,992,248
	Year Ended July 31, 2008		Year Ended July 31,2007
Class I Shares	Shares	Amount	Shares	Amount
Shares sold	8,810,045	$155,814,815	6,130,564	$113,015,632
Reinvestment of distributions	3,273,143	52,697,609	830,145	14,469,439
Shares reacquired	(2,919,715)	(48,408,740)	(3,389,837)	(60,088,939)
Increase	9,163,473	$160,103,684	3,570,872	$67,396,132
Class P Shares
Shares sold	4,009,441	$66,134,051	2,802,929	$49,588,710
Reinvestment of distributions	790,944	12,473,181	232,088	3,989,598
Shares reacquired	(2,091,135)	(34,538,197)	(2,086,186)	(36,590,299)
Increase	2,709,250	$44,069,035	948,831	$16,988,009
	Period Ended July 31, 2008††
Class R2 Shares	Shares	Amount
Shares sold	696.298	$10,475
Shares reacquired	(0.064)	(1)
Increase	696.234	$10,474
Class R3 Shares
Shares sold	6,675	$104,430
Shares reacquired	(1)	(25)
Increase	6,674	$104,405

* Automatic conversion of Class B shares occurs approximately eight years after the initial purchase date.

† For the period September 28, 2007 (commencement of investment operations) to July 31, 2008.

†† For the period March 24, 2008 (commencement of investment operations) to July 31, 2008.

Notes to Financial Statements (concluded)

13. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. Effective January 31, 2008, the Fund adopted FIN 48. The adoption of FIN 48 did not result in a material impact on the Fund's net assets, results of operations and financial statement disclosures. The Fund files U.S. federal and various state tax returns. No income tax returns are currently under examination. The Fund's U.S. federal tax returns remain open for the years ended July 31, 2005 through July 31, 2008.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), which is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statements and disclosures.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("SFAS 161"). SFAS 161 is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity's financial position, financial performance and cash flows. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statements and disclosures.

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders,
Lord Abbett Blend Trust – Lord Abbett Small-Cap Blend Fund:

We have audited the accompanying statement of assets and liabilities of Lord Abbett Blend Trust – Lord Abbett Small-Cap Blend Fund (the "Fund"), including the schedule of investments, as of July 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2008 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lord Abbett Blend Trust – Lord Abbett Small-Cap Blend Fund as of July 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
September 23, 2008

Basic Information About Management

The Board of Trustees (the "Board") is responsible for the management of the business and affairs of the Fund in accordance with the laws of the State of Delaware. The Board appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies authorized by the Board. The Board also approves an investment adviser to the Fund and continues to monitor the cost and quality of the services provided by the investment adviser, and annually considers whether to renew the contract with the adviser. Generally, each Trustee holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Trust's organizational documents.

Lord, Abbett & Co. LLC ("Lord Abbett"), a Delaware limited liability company, is the Fund's investment adviser.

Interested Trustees

The following Trustees are Partners of Lord Abbett and are "interested persons" of the Fund as defined in the Act. Mr. Dow and Ms. Foster are officers, directors, or trustees of each of the fourteen Lord Abbett-sponsored funds, which consist of 52 portfolios or series.

Name, Address and Year of Birth	Current Position Length of Service with Trust	Principal Occupation During Past Five Years	Other Directorships
Robert S. Dow Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1945)	Trustee and Chairman since 2001	Senior Partner since 2007 and Chief Executive Officer of Lord Abbett since 1996; formerly Managing Partner of Lord Abbett (1996 - 2007).	N/A

Daria L. Foster Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1954)	Trustee since 2006	Managing Partner since 2007; formerly Director of Marketing and Client Service of Lord Abbett (1990 - 2007).	N/A

Independent Trustees

The following independent or outside Trustees ("Independent Trustees") are also directors or trustees of each of the fourteen Lord Abbett-sponsored funds, which consist of 55 portfolios or series.

Name, Address and Year of Birth	Current Position Length of Service with Trust	Principal Occupation During Past Five Years	Other Directorships
E. Thayer Bigelow Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1941)	Trustee since 2001	Managing General Partner, Bigelow Media, LLC (since 2000); Senior Adviser, Time Warner Inc. (1998 - 2000); Acting Chief Executive Officer of Courtroom Television Network (1997 - 1998); President and Chief Executive Officer of Time Warner Cable Programming, Inc. (1991 - 1997).	Currently serves as director of Crane Co. and Huttig Building Products Inc.

Basic Information About Management (continued)

Name, Address and Year of Birth	Current Position Length of Service with Trust	Principal Occupation During Past Five Years	Other Directorships
William H.T. Bush Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1938)	Trustee since 2001	Co-founder and Chairman of the Board of the financial advisory firm of Bush-O'Donnell & Company (since 1986).	Currently serves as director of WellPoint, Inc., a health benefits company (since 2002).

Robert B. Calhoun, Jr. Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1942)	Trustee since 2001	Managing Director of Monitor Clipper Partners (since 1997) and President of Clipper Asset Management Corp. (since 1991), both private equity investment funds.	Currently serves as director of Avondale, Inc. and Interstate Bakeries Corp.

Julie A. Hill Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1946)	Trustee since 2004	Owner and CEO of The Hill Company, a business consulting firm (since 1998); Founder, President and Owner of the Hiram-Hill and Hillsdale Development Company, a residential real estate development firm (1998 - 2000).	Currently serves as director of WellPoint, Inc., a health benefits company (since 1994) and Lend Lease Corporation Limited since 2005.

Franklin W. Hobbs Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Trustee since 2001	Advisor of One Equity Partners, a private equity firm (since 2004); Chief Executive Officer of Houlihan Lokey Howard & Zukin, an investment bank (2002 - 2003); Chairman of Warburg Dillon Read, an investment bank (1999 - 2001); Global Head of Corporate Finance of SBC Warburg Dillon Read (1997 - 1999); Chief Executive Officer of Dillon, Read & Co. (1994 - 1997).	Currently serves as director of Molson Coors Brewing Company.

Thomas J. Neff Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1937)	Trustee since 2001	Chairman of Spencer Stuart (U.S.), an executive search consulting firm (since 1996); President of Spencer Stuart (1979 - 1996).	Currently serves as director of Ace, Ltd. (since 1997) and Hewitt Associates, Inc.

James L.L. Tullis Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Trustee since 2006	CEO of Tullis-Dickerson and Co. Inc, a venture capital management firm (since 1990).	Currently serves as director of Crane Co. (since 1998).

Basic Information About Management (continued)

Officers

None of the officers listed below have received compensation from the Trust. All the officers of the Trust may also be officers of the other Lord Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302.

Name and Year of Birth	Current Position with Trust	Length of Service of Current Position	Principal Occupation During Past Five Years
Robert S. Dow (1945)	Chief Executive Officer and Chairman	Elected in 2001	Senior Partner since 2007 and Chief Executive Officer of Lord Abbett since 1996; formerly Managing Partner of Lord Abbett (1996 - 2007).

Daria L. Foster (1954)	President	Elected in 2006	Managing Partner of Lord Abbett since 2007, formerly Director of Marketing and Client Service of Lord Abbett (1990 - 2007).

Robert I. Gerber (1954)	Executive Vice President	Elected in 2007	Partner and Chief Investment Officer, joined Lord Abbett in 1997.

Michael T. Smith (1963)	Executive Vice President	Elected in 2001	Partner and Director, joined Lord Abbett in 1997.

James Bernaiche (1956)	Chief Compliance Officer	Elected in 2004	Chief Compliance Officer, joined Lord Abbett in 2001.

Joan A. Binstock (1954)	Chief Financial Officer and Vice President	Elected in 2001	Partner and Chief Operations Officer, joined Lord Abbett in 1999.

Craig Leighton (1971)	Vice President	Elected in 2008	Portfolio Manager, joined Lord Abbett in 2005, formerly Vice President and Portfolio Manager at JP Morgan Fleming Asset management (1998 - 2005).

John P. Piccard (1970)	Vice President	Elected in 2008	Research Analyst, joined Lord Abbett in 2004 from JP Morgan Investment Management where he served as a Vice President, Portfolio Manager (2000 - 2004).

Lawrence H. Kaplan (1957)	Vice President and Secretary	Elected in 2001	Partner and General Counsel, joined Lord Abbett in 1997.

Basic Information About Management (concluded)

Name and Year of Birth	Current Position with Trust	Length of Service of Current Position	Principal Occupation During Past Five Years
A. Edward Oberhaus, III (1959)	Vice President	Elected in 2001	Partner and Director, joined Lord Abbett in 1983.

Thomas R. Phillips (1960)	Vice President and Assistant Secretary	Elected in 2008	Assistant General Counsel, joined Lord Abbett in 2006, formerly attorney at Morgan, Lewis & Bockius LLP (2005 - 2006), and Stradley Ronon Stevens & Young, LLP (2000 - 2005).

Lawrence B. Stoller (1963)	Vice President and Assistant Secretary	Elected in 2007	Senior Deputy General Counsel, joined Lord Abbett in 2007; formerly Executive Vice President and General Counsel at Cohen & Steers Capital Management, Inc.

Bernard J. Grzelak (1971)	Treasurer	Elected in 2003	Director of Fund Administration, joined Lord Abbett in 2003; formerly Vice President, Lazard Asset Management LLC.

Please call 888-522-2388 for a copy of the Statement of Additional Information (SAI), which contains further information about the Fund's Trustees. It is available free upon request.

Householding

The Trust has adopted a policy that allows it to send only one copy of the Fund's Prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities, and information on how Lord Abbett voted each Fund's proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Trust is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102; or (iii) sending your request electronically, after paying a duplicating fee, to publicinfo@sec.gov.

Tax Information

14.80% of the ordinary income distribution paid by the Fund during fiscal 2008 is qualified dividend income for individual shareholders and also eligible for the dividends received deduction for corporate shareholders.

Additionally, of the distribution paid to shareholders during the fiscal year ended July 31, 2008, $58,181,037 and $151,470,367, respectively, represent short-term and long-term capital gains.

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This report, when not used for the general information of shareholders of the fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett Mutual Fund shares are distributed by

LORD ABBETT DISTRIBUTOR LLC

Lord Abbett Blend Trust

Lord Abbett Small-Cap Blend Fund

LASCB-2-0708
(09/08)

Item 2:                                            Code of Ethics.

(a)                     In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant (“Code of Ethics”).  The Code of Ethics was in effect during the fiscal year ended July 31, 2008 (the “Period”).

(b)                    Not applicable.

(c)                     The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

(d)                    The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

(e)                     Not applicable.

(f)                       See Item 12(a)(1) concerning the filing of the Code of Ethics. The Registrant will provide a copy of the Code of Ethics to any person without charge, upon request. To obtain a copy, please call Lord Abbett at 888-522-2388.

Item 3:                                            Audit Committee Financial Expert.

The Registrant’s board of trustees has determined that each of the following independent trustees who are members of the audit committee are audit committee financial experts: E. Thayer Bigelow, Robert B. Calhoun, Franklin W. Hobbs and James L.L. Tullis. Each of these persons is independent within the meaning of the Form N-CSR.

Item 4:                                            Principal Accountant Fees and Services.

In response to sections (a), (b), (c) and (d) of Item 4, the aggregate fees billed to the Registrant for the fiscal years ended July 31, 2008 and 2007 by the Registrant’s principal accounting firm, Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu and their respective affiliates (collectively, “Deloitte”) were as follows:

	Fiscal year ended:
	2008	2007
Audit Fees {a}	$39,000	$37,000
Audit-Related Fees	- 0 -	- 0 -
Total audit and audit-related fees	39,000	37,000

Tax Fees {b}	7,251	6,998
All Other Fees	- 0 -	- 0 -

Total Fees	$46,251	$43,998

{a} Consists of fees for audits of the Registrant’s annual financial statements.

{b} Fees for the fiscal year ended July 31, 2008 and 2007 consist of fees for preparing the U.S. Income Tax Return for Regulated Investment Companies, New Jersey Corporation Business Tax Return, New Jersey Annual Report Form, U.S. Return of Excise Tax on Undistributed Income of Investment Companies, IRS Forms 1099-MISC and 1096 Annual Summary and Transmittal of U.S. Information Returns.

(e) (1) Pursuant to Rule 2-01(c) (7) of Regulation S-X, the Registrant’s Audit Committee has adopted pre-approval policies and procedures.  Such policies and procedures generally provide that the Audit Committee must pre-approve:

•                  any audit, audit-related, tax, and other services to be provided to the Lord Abbett Funds, including the Registrant, and

•                  any audit-related, tax, and other services to be provided to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to one or more Funds comprising the Registrant if the engagement relates directly to operations and financial reporting of a Fund, by the independent auditor to assure that the provision of such services does not impair the auditor’s independence.

The Audit Committee has delegated pre-approval authority to its Chairman, subject to a fee limit of $10,000 per event, and not to exceed $25,000 annually.  The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it must be pre-approved by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

(e) (2) The Registrant’s Audit Committee has approved 100% of the services described in this Item 4 (b) through (d).

(f) Not applicable.

(g) The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant are shown above in the response to Item 4 (a), (b), (c) and (d) as “All Other Fees”.

The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant’s investment adviser, Lord, Abbett & Co. LLC (“Lord Abbett”), for the fiscal years ended July 31, 2008 and 2007 were:

	Fiscal year ended:
	2008	2007
All Other Fees {a}	$147,700	$170,000

{a} Consist of fees for Independent Services Auditors’ Report on Controls Placed in Operation and Tests of Operating Effectiveness related to Lord Abbett’s Asset Management Services (“SAS 70 Report”).

The aggregate non-audit fees billed by Deloitte for services rendered to entities under the common control of Lord Abbett for the fiscal years ended July 31, 2008 and 2007 were:

	Fiscal year ended:
	2008	2007
All Other Fees	$ - 0 -	$ - 0-

(h)  The Registrant’s Audit Committee has considered the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining Deloitte’s independence.

Item 5:                                            Audit Committee of Listed Registrants.

                                                                                    Not applicable.

Item 6:                                            Investments.

                                                                                    Not applicable.

Item 7:                                            Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                                                                                    Not applicable.

Item 8:                                            Portfolio Managers of Closed-End Management Investment Companies.

                                                                                    Not applicable.

Item 9:                                            Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

                                                                                    Not applicable.

Item 10:                                     Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:                                     Controls and Procedures.

(a)                     Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)                    There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:                                     Exhibits.

(a)(1)                  Amendments to Code of Ethics – Not applicable.

(a)(2)                  Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(3)                  Not applicable.

(b)                               Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT BLEND TRUST

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: September 23, 2008

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: September 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: September 23, 2008

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: September 23, 2008